CLARITY FUND, INC.

CERTIFICATION PURSUANT TO RULE 497(j)

August 3, 2011

The undersigned, on behalf of the Clarity Fund, Inc. (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated July 29, 2011, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ Bradley R. Peyton

By: Bradley R. Peyton

President, Clarity Fund, Inc.